Federated Investors
World-Class Investment Manager

Federated Income Trust

SEMI-ANNUAL REPORT

July 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Volatility Rating

The fund has received a "volatility rating" of S2 from Standard & Poor's Ratings Services (S&P), which is current as of July 30, 2002. The purpose of a volatility rating is to designate the sensitivity of a fund's share price and returns to changes in market conditions. S&P assigns the S2 rating to bond funds that possess "low to moderate sensitivity" to changing market conditions. In S&P's system (S1 to S6), this rating indicates the second lowest relative volatility.

WHAT THE RATING MEANS

According to S&P, the overall volatility of S2-rated funds should be less than or equal to that of a portfolio comprised of U.S. government securities maturing within three to seven years. S&P uses government securities as the basis for comparison because they signify the most liquid, highest quality securities. Volatility ratings can be useful for comparative purposes, to help assess whether one bond fund presents greater overall sensitivity to changing market conditions than another. In addition, because the market generally compensates investors for increased risks, funds with ratings indicating low sensitivity to market changes should be expected to have lower total returns (over extended periods) than funds with ratings indicating greater sensitivity to market changes. Conversely, while returns of funds with ratings indicating higher volatility may tend to be higher over extended periods, they may also be more uncertain.

HOW THE RATING WAS DETERMINED

There is no standard method for determining volatility ratings. S&P's analysis focuses on measuring objective, quantifiable portfolio risk factors. These factors include the credit quality of the bonds held by the fund, the market price volatility of the fund's portfolio, and the historical volatility of the fund's total return performance. In addition, S&P evaluates the fund with regard to specific technical factors, such as interest-rate risk, yield curve risk, credit risk, and liquidity risk. More detailed information about S&P's rating methodology and the factors it considers is posted on S&P's website at www.standardandpoors.com/ratings/funds.

ADDITIONAL IMPORTANT FACTORS TO CONSIDER

The fund's portfolio may have changed since the rating was issued, and there is no guarantee that the fund will continue to have the same rating, or perform in the future as rated. S&P charges fees to issue these ratings, which are paid by the fund, and not all bond funds have volatility ratings. The fact that a fund has a rating is not an indication that it is more or less risky or volatile than a fund that does not.

Portfolio of Investments

July 31, 2002 (unaudited)

Principal Amount			Value
		LONG-TERM OBLIGATIONS--101.3%
		Federal Home Loan Mortgage Corp.--24.7%[1]
$51,618		11.500%,12/1/2014	$58,570
192,431		9.500%, 11/1/2009 - 9/1/2016	210,215
876,392		9.000%, 4/1/2009 - 2/1/2013	942,668
4,224,764		8.000%, 9/1/2014 - 11/1/2029	4,512,031
46,026,818	[2]	7.500%, 12/1/2022 - 9/1/2032	48,642,120
37,881,222		7.000%, 10/1/2007 - 3/1/2032	39,412,833
70,189,498	[2]	6.500%, 9/1/2029 -- 9/1/2032	72,290,671

		TOTAL	166,069,108

		Federal Home Loan Mortgage Corp. REMIC--0.7%[1]
5,071,267		6.500%, Series 2139-IO (Interest Only), 10/15/2026	545,009
5,531,986		6.500%, Series 2070-IO (Interest Only), 7/15/2028	1,265,442
2,919,267		6.000%, Series 26-B, 5/25/2015	2,925,660

		TOTAL	4,736,111

		Federal National Mortgage Association--49.6%[1]
3,136,126		10.500%, 12/1/2019 - 4/1/2022	3,481,519
4,171,371		10.000%, 11/1/2009 - 4/1/2025	4,603,668
4,881,203		8.000%, 12/1/2026	5,270,186
7,498,198		7.500%, 3/1/2010 - 8/1/2031	7,911,640
52,144,800	[2]	7.000%, 3/1/2029 - 9/1/2032	54,265,703
168,313,996	[2]	6.500%, 12/1/2027 - 9/1/2032	173,032,100
57,820,079	[2]	6.000%, 6/1/2016 -- 9/1/2032	58,719,730
25,000,000		5.500%, 9/1/2017	25,336,000

		TOTAL	332,620,546

		Federal National Mortgage Association REMIC--6.2%[1]
39,139,592		6.500%, Series 1994-31-ZB, 3/25/2023	41,768,599

		Government National Mortgage Association--20.1%[1]
11,713,559		8.500%, 12/15/2029 - 6/15/2030	12,537,139
9,902,739		8.000%, 11/15/2023 - 7/15/2030	10,574,434
3,576,548		7.500%, 1/15/2031	3,785,561
Principal Amount or Shares			Value
		LONG-TERM OBLIGATIONS--continued
		Government National Mortgage Association--continued[1]
$46,091,828		7.000%, 6/15/2026 - 1/15/2032	$48,351,659
57,678,122		6.500%, 11/15/2031 - 5/15/2032	59,425,180

		TOTAL	134,673,973

		TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $662,087,347)	679,868,337

		MUTUAL FUND--6.4%
42,793,415		Government Obligations Fund (at net asset value)	42,793,415

		REPURCHASE AGREEMENTS--26.8%[3]
70,000,000	[4,5]	Goldman Sachs & Co., 1.770%, dated 7/11/2002, due 8/14/2002	70,000,000
110,000,000	[4,5]	Warburg Dillon Reed LLC, 1.760%, dated 7/11/2002, due 8/14/2002	110,000,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	180,000,000

		U.S. TREASURY--0.7%
4,800,000		United States Treasury Bond, 5.375%, 2/15/2031 (identified cost $4,573,110)	4,849,728

		TOTAL INVESTMENTS (IDENTIFIED COST $889,453,872)[6]	$907,511,480

1 Because of monthly principal payments, the average lives of the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association securities approximates one to ten years.

2 All or a portion of this security is subject to a future dollar roll transaction.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

5 Securities held as collateral for future dollar roll transactions.

6 The cost of investments for federal tax purposes amounts to $889,453,872. The net unrealized appreciation of investments on a federal tax basis amounts to $18,057,608 which is comprised of $18,243,733 appreciation and $186,125 depreciation at July 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($671,070,760) at July 31, 2002.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2002 (unaudited)

Assets:
Investments in repurchase agreements	$180,000,000
Investments in securities	727,511,480

Total investments in securities, at value (identified cost $889,453,872)		$907,511,480
Cash		3,580
Income receivable		2,828,662
Receivable for investments sold		17,543,262
Receivable for shares sold		5,627

TOTAL ASSETS		927,892,611

Liabilities:
Payable for investments purchased	42,857,872
Payable for shares redeemed	31,540
Income distribution payable	3,019,293
Payable for dollar roll transactions	210,871,335
Accrued expenses	41,811

TOTAL LIABILITIES		256,821,851

Net assets for 63,300,489 shares outstanding		$671,070,760

Net Assets Consist of:
Paid in capital		$760,487,242
Net unrealized appreciation of investments		18,057,608
Accumulated net realized loss on investments		(107,474,090)

TOTAL NET ASSETS		$671,070,760

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$576,099,278 ÷ 54,342,441 shares outstanding		$10.60

Institutional Service Shares:
$94,971,482 ÷ 8,958,048 shares outstanding		$10.60

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended July 31, 2002 (unaudited)

Investment Income:
Interest (net of dollar roll expense of $1,341,872)			$19,996,409

Expenses:
Investment adviser fee		$1,292,380
Administrative personnel and services fee		242,968
Custodian fees		19,866
Transfer and dividend disbursing agent fees and expenses		84,921
Directors'/Trustees' fees		5,958
Auditing fees		9,039
Legal fees		1,616
Portfolio accounting fees		58,810
Distribution services fee--Institutional Service Shares		107,474
Shareholder services fee--Institutional Shares		700,264
Shareholder services fee--Institutional Service Shares		107,474
Share registration costs		15,524
Printing and postage		15,193
Insurance premiums		481
Miscellaneous		7,266

TOTAL EXPENSES		2,669,234

Waivers and Reimbursement:
Waiver of distribution services fee--Institutional Service Shares	$(107,474)
Waiver of shareholder services fee--Institutional Shares	(588,222)
Reimbursement of investment adviser fee	(10,442)

TOTAL WAIVERS AND REIMBURSEMENT		(706,138)

Net expenses			1,963,096

Net investment income			18,033,313

Realized and Unrealized Gain on Investments:
Net realized gain on investments			4,328,242
Net change in unrealized appreciation of investments			6,607,659

Net realized and unrealized gain on investments			10,935,901

Change in net assets resulting from operations			$28,969,214

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 7/31/ 2002	Year Ended 1/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,033,313	$38,758,638
Net realized gain on investments	4,328,242	11,840,405
Net change in unrealized appreciation (depreciation) of investments	6,607,659	(4,844,965)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	28,969,214	45,754,078

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(15,717,126)	(34,363,402)
Institutional Service Shares	(2,316,187)	(4,395,236)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,033,313)	(38,758,638)

Share Transactions:
Proceeds from sale of shares	91,655,340	188,411,833
Net asset value of shares issued to shareholders in payment of distributions declared	5,116,055	12,039,622
Cost of shares redeemed	(79,177,625)	(201,480,551)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	17,593,770	(1,029,096)

Change in net assets	28,529,671	5,966,344

Net Assets:
Beginning of period	642,541,089	636,574,745

End of period	$671,070,760	$642,541,089

See Notes which are an integral part of the Financial Statements

Statement of Cash Flows

For the Period Ended July 31, 2002

Increase (Decrease) in Cash
Cash Flows from Operating Activities:
Net increase in net assets from operations	$28,969,214
Adjustments to Reconcile Change in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Purchases of investment securities	(1,657,246,325)
Paydown on investment securities	75,029,644
Realized loss on paydowns	374,197
Proceeds from sale of investment securities	1,542,844,249
Net purchases of short-term investment securities	(116,839,839)
Decrease in income receivable	223,175
Decrease in accrued expenses	(58,039)
Decrease in receivable for investments sold	9,861,528
Increase in payable for investments purchased	358,591
Net realized gain on investments	(4,328,242)
Net amortization/accretion of premium/discount	784,593
Net unrealized appreciation on investments	(6,607,659)

NET CASH USED IN OPERATING ACTIVITIES	(126,634,913)

Cash Flows from Financing Activities:
Cash received from dollar roll transactions, net	126,643,958
Proceeds from sale of shares	92,964,307
Cash distributions paid	(11,992,352)
Payment for shares redeemed	(80,980,434)

NET CASH PROVIDED BY FINANCING ACTIVITIES	126,635,479

NET INCREASE IN CASH	566

Cash:
Beginning of the period	3,014

End of the period	$3,580

Supplemental disclosure of cash flow information: Non-cash financing not included herein consist of reinvestment of dividends and distributions of $5,116,055.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended January 31,
	7/31/2002	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$10.42	$10.31	$ 9.73	$10.41	$10.38	$10.15
Income From Investment Operations:
Net investment income	0.29	0.63	0.65	0.67	0.62	0.66
Net realized and unrealized gain (loss) on investments	0.18	0.11	0.58	(0.68)	0.03	0.24

TOTAL FROM INVESTMENT OPERATIONS	0.47	0.74	1.23	(0.01)	0.65	0.90

Less Distributions:
Distributions from net investment income	(0.29)	(0.63)	(0.65)	(0.67)	(0.62)	(0.67)

Net Asset Value, End of Period	$10.60	$10.42	$10.31	$ 9.73	$10.41	$10.38

Total Return[1]	4.58%	7.36%	13.13%	(0.13)%	6.46%	9.20%

Ratios to Average Net Assets:

Expenses	0.58%[2]	0.60%	0.58%	0.57%	0.57%	0.58%

Net investment income	5.61%[2]	6.06%	6.63%	6.57%	6.05%	6.50%

Expense waiver/reimbursement[3]	0.21%[2]	0.21%	0.21%	0.21%	0.21%	0.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$576,099	$561,581	$578,273	$656,644	$704,266	$746,407

Portfolio turnover	93%	142%	107%	103%	151%	306%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended January 31,
	7/31/2002	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$10.42	$10.31	$ 9.73	$10.41	$10.38	$10.15
Income From Investment Operations:
Net investment income	0.28	0.61	0.63	0.65	0.60	0.64
Net realized and unrealized gain (loss) on investments	0.18	0.11	0.58	(0.68)	0.03	0.24

TOTAL FROM INVESTMENT OPERATIONS	0.46	0.72	1.21	(0.03)	0.63	0.88

Less Distributions:
Distributions from net investment income	(0.28)	(0.61)	(0.63)	(0.65)	(0.60)	(0.65)

Net Asset Value, End of Period	$10.60	$10.42	$10.31	$ 9.73	$10.41	$10.38

Total Return[1]	4.47%	7.12%	12.88%	(0.35)%	6.22%	8.96%

Ratios to Average Net Assets:

Expenses	0.79%[2]	0.81%	0.80%	0.79%	0.79%	0.80%

Net investment income	5.39%[2]	5.82%	6.41%	6.16%	5.71%	6.28%

Expense waiver/reimbursement[3]	0.25%[2]	0.25%	0.24%	0.24%	0.24%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$94,971	$80,960	$58,302	$52,561	$50,968	$43,424

Portfolio turnover	93%	142%	107%	103%	151%	306%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2002 (unaudited)

ORGANIZATION

Federated Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At January 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $111,802,332 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$84,042,886

2005	$ 4,661,466

2008	$11,672,107

2009	$11,425,873

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund may engage in dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the six months ended July 31, 2002 was as follows:

Maximum amount outstanding during the period	$236,652,080

Average amount outstanding during the period[1]	$162,590,189

Average monthly shares outstanding during the period	62,322,296

Average debt per share outstanding during the period	2.61

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended July 31, 2002.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended (unaudited) 7/31/2002		Year Ended 1/31/2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,580,194	$69,106,292	12,155,428	$126,047,602
Shares issued to shareholders in payment of distributions declared	406,023	4,245,406	984,837	10,225,176
Shares redeemed	(6,527,149)	(68,289,670)	(15,340,610)	(159,063,474)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	459,068	$5,062,028	(2,200,345)	$(22,790,696)

	Six Months Ended (unaudited) 7/31/2002		Year Ended 1/31/2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,149,470	$22,549,048	5,981,970	$62,364,231
Shares issued to shareholders in payment of distributions declared	83,256	870,649	174,590	1,814,446
Shares redeemed	(1,042,766)	(10,887,955)	(4,042,725)	(42,417,077)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,189,960	$12,531,742	2,113,835	$21,761,600

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,649,028	$17,593,770	(86,510)	$(1,029,096)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government securities for the six months ended July 31, 2002, were as follows:

Purchases	$634,193,343

Sales	$594,854,909

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Income Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 314199100
Cusip 314199209

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8082203 (9/02)